GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The following table rolls forward the Company’s goodwill balance for the periods ended December 31, 2024 and 2023 exclusive of discontinued operations.

Goodwill
December 31, 2022	$14,287,099
Goodwill impairment	(7,594,000)
December 31, 2023, and December 31, 2024	6,693,099

The following table rolls forward the Company’s goodwill balance for the periods ended December 31, 2024, and December 31, 2023 inclusive of discontinued operations.

Goodwill
December 31, 2022	$19,112,733
Goodwill impairment (Medigap-discontinued operations)	(4,825,634)
Goodwill impairment	(7,594,000)
December 31, 2024	6,693,099

SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of September 30, 2025:

	Weighted Average Remaining Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	1.1	$1,518,688	$(1,409,919)	$108,769
Internally developed software	1.5	1,760,605	(1,216,251)	544,354
Customer relationships	5.0	5,548,290	(2,559,160)	2,989,130
Purchased software	1.3	565,704	(564,316)	1,388
Non-competition agreements	0.6	2,752,010	(2,656,153)	95,857
Total		$12,145,297	$(8,405,799)	$3,739,498

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2024:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	1.8	$1,808,087	$(1,586,651)	$221,436
Internally developed software	2.3	1,733,817	(948,706)	785,111
Customer relationships	5.8	7,372,290	(3,180,376)	4,191,914
Purchased software	2.0	565,704	(563,470)	2,234
Non-competition agreements	1.3	3,504,810	(3,281,608)	223,202
Total		$14,984,708	$(9,560,811)	$5,423,897

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2024:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	1.8	$1,808,087	$(1,586,651)	$221,436
Internally developed software	2.3	1,733,817	(948,706)	785,111
Customer relationships	5.8	7,372,290	(3,180,376)	4,191,914
Purchased software	2.0	565,704	(563,470)	2,234
Non-competition agreements	1.3	3,504,810	(3,281,608)	223,202
Total		$14,984,708	$(9,560,811)	$5,423,897

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2023:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	1.5	$1,807,189	$(1,320,939)	$486,250
Internally developed software	3.2	1,798,922	(650,029)	1,148,893
Customer relationships	8.0	11,922,290	(3,193,629)	8,728,661
Purchased software	0.3	667,206	(618,418)	48,788
Video Production Assets	-	50,000	(50,000)	-
Non-competition agreements	0.9	3,504,810	(2,874,645)	630,165
Total		$19,750,417	$(8,707,660)	$11,042,757

SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS

The following table reflects expected amortization expense as of September 30, 2025, for each of the following five years and thereafter:

Years Ending December 31,	Amortization Expense
2025	$305,271
2026	978,884
2027	638,304
2028	547,505
2029	468,172
Thereafter	801,362
Total	$3,739,498

The following table reflects expected amortization expense as of December 31, 2024, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2025	$1,404,828
2026	1,156,003
2027	815,374
2028	724,553
2029	523,619
Thereafter	799,520
Total	$5,423,897